Financial Instruments - Carrying Amounts and Fair Values of Financial Instruments (Details) - Fixed rate long-term debt - Fixed interest rate - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	$ (10,799)	$ (11,445)
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ (10,795)	$ (10,796)